Related Party Transactions (Details Narrative) (10K) - USD ($)								3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jan. 02, 2017	Jun. 24, 2016	Jun. 02, 2016	Feb. 10, 2016	Oct. 28, 2015	Aug. 11, 2015	Feb. 28, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 02, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 10, 2017	Oct. 14, 2016	Feb. 24, 2016	Feb. 22, 2016	Jan. 08, 2016	Oct. 02, 2015
Consulting fees for related party	$ 200,000												$ 0	$ 75,000
Fair value of warrants value					$ 172,470
Maximum percentage of warrants purchase of fully diluted shares of common stock outstanding																			4.00%
Warrant to purchase shares of common stock					158,229														1,800,364
Warrant exercise price per share																			$ 1.59
Fair value of shares values					$ 1,455,825
Number of shares issued for services, value													(100,930)	(2,825,943)
General and administrative expense								$ 1,118,900	$ 1,969,863		2,087,661	3,851,889	6,246,461	8,329,978
Cost of license
Founder [Member] | 10 Year Stock Options [Member]
Warrant exercise price per share			$ 2.05							$ 2.05
First Anniversary [Member]
Percentage of option vest																			25.00%
Second Anniversary [Member]
Percentage of option vest																			25.00%
Third Anniversary [Member]
Percentage of option vest																			25.00%
Fourth Anniversary [Member]
Percentage of option vest																			12.50%
Fifth Anniversary [Member]
Percentage of option vest																			12.50%
January 1, 2017 [Member]
Consulting fees for related party													200,000
10 Year Stock Options [Member] | Founder [Member]
Number of shares issued in connection with adjustment			33,105
AFH [Member]
Fair value of warrants value					$ 275,000
Notes principal amount													$ 50,000
Maximum percentage of warrants purchase of fully diluted shares of common stock outstanding				10.00%									2.50%
Warrant to purchase shares of common stock				1,260,255	915,614								867,163
Warrant exercise price per share					$ 1.58
Number of shares issued in connection with adjustment				1,260,255
Up-front retainer received								100,000			100,000		$ 100,000
Up-front retainer receivable per month								$ 33,333			33,333		33,333
Number of shares issued for services, value											$ 0	$ 325,000	525,000	$ 408,750
AFH [Member] | October 28, 2015 Invoice [Member]
Number of shares issued for services										20,186
AFH [Member] | Letter Agreement February 10, 2016 [Member]
Number of shares issued for services										23,173
AFH [Member] | PIPE [Member] | Minimum [Member]
Fair value of warrants value				$ 8,000,000
AFH [Member] | PIPE [Member] | Maximum [Member]
Fair value of warrants value				$ 10,000,000
MTF [Member]
Maximum percentage of warrants purchase of fully diluted shares of common stock outstanding						2.50%
Warrant to purchase shares of common stock		700,000				867,163											700,000	731,707		1,153,846
Warrant exercise price per share																		$ 2.05
General and administrative expense						$ 1,370,118
Cost of license		$ 1,435,000											$ 1,435,000
Consultant [Member]
Fair value of warrants value							$ 324,533
MTF [Member] | Note Purchase Agreement [Member]
Convertible promissory note															$ 1,000,000	$ 600,000